Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Deferred Income Tax

All figures in £ millions	2023	2022
Deferred income tax assets	35	57

Deferred income tax liabilities	(46)	(37)

Net deferred income tax (liability)/asset	(11)	20

Schedule of Detailed Information about Unrecognised Tax Losses Explanatory
At 31 December 2023, the Group has gross tax losses for which no deferred tax asset is recognised of £1,029m (2022: £547m). The expiry date and key geographic split of these losses is set out in the following table.

Year ended 31 December 2023	Gross				Tax effected
	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	437	34	471	–	91	9	100

Within 10-20 years	–	143	–	143	–	7	–	7

Available indefinitely	168	48	199	415	42	2	65	109

Total	168	628	233	1,029	42	100	74	216

Year ended 31 December 2022	Gross				Tax effected
	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	3	30	33	–	–	10	10

Within 10-20 years	–	104	–	104	–	5	–	5

Available indefinitely	166	30	214	410	41	2	68	111
Total	166	137	244	547	41	7	78	126

Schedule of Movement on Net Deferred Income Assets and Liabilities
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Accruals and other provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Interest limitations	Other	Total
Deferred income tax assets/(liabilities)

At 1 January 2022	82	64	(108)	52	(178)	55	50	17

Exchange differences	–	7	2	6	(21)	6	4	4

Acquisitions and disposals of subsidiaries	7	–	–	–	(21)	–	(12)	(26)

Income statement benefit/(charge)	37	(4)	(9)	5	14	(6)	(7)	30

Tax charge in OCI/ equity	4	–	(12)	–	–	–	3	(5)

At 31 December 2022	130	67	(127)	63	(206)	55	38	20

Exchange differences	(1)	(3)	(1)	(3)	9	(2)	1	–

Acquisitions and disposals of subsidiaries	(3)	6	–	–	(26)	–	–	(23)

Income statement benefit/(charge)	(25)	(11)	(6)	(17)	71	(19)	(21)	(28)

Tax charge in OCI/ equity	–	–	20	–	–	–	–	20

At 31 December 2023	101	59	(114)	43	(152)	34	18	(11)